Operating Lease Liabilities (Details) - Schedule of operating lease liabilities - USD ($)		12 Months Ended
		Jun. 30, 2022	Jun. 30, 2021
Operating Lease Liabilities (Details) - Schedule of operating lease liabilities [Line Items]
Total operating lease liabilities		$ 2,251,835	$ 2,234,355
Villas [Member]
Operating Lease Liabilities (Details) - Schedule of operating lease liabilities [Line Items]
Operating lease liabilities	[1]	1,956,260	1,951,867
Base Station Tower [Member]
Operating Lease Liabilities (Details) - Schedule of operating lease liabilities [Line Items]
Operating lease liabilities	[2]	188,069	282,488
Office [Member]
Operating Lease Liabilities (Details) - Schedule of operating lease liabilities [Line Items]
Operating lease liabilities	[3]	$ 107,506

[1]	The lease agreement of Villas was entered into on December 22, 2017, bears interest at about 4.1239% and will be matured on December 31, 2037. Lease payments for this agreement are to be made every five years. As of June 30, 2022, the Company has paid $696,584 for the first installment to the lessee.
[2]	The lease agreement of Base Station Tower was entered into on November 25, 2019, bears interest at about 3.1365% and will be matured on November 24, 2029. Lease payments for this agreement are to be made every year. As of June 30, 2022, the Company has paid $ 61,919 to the lessee.
[3]	The lease agreement of Office was entered into on January 1, 2022, bears interest at about 2.4584% and will be matured on December 31, 2024. Lease payments for this agreement are to be made every year. As of June 30, 2022, the Company has paid $55,070 for the first installment to the lessee.